Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Intangible Assets Subject to Amortization
The components of intangible assets subject to amortization at December 31, 2019 and 2018 were as follows:

	December 31, 2019		December 31, 2018
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	370,178	262,405	362,130	244,188
Customer relationships	153,708	35,276	156,679	27,263
Patents and developed technology	123,609	46,263	123,831	36,029
Trademarks	41,688	13,582	44,449	12,062
License fees	15,944	8,482	16,071	6,461
Other	18,972	11,846	19,319	9,859

	724,099	377,854	722,479	335,862

Changes in Carrying Amount of Goodwill by Segment
The changes in the carrying amount of goodwill by segment for the years ended December 31, 2019 and 2018 were as follows:

	Year ended December 31, 2019
	Office	Imaging System	Medical System	Industry and Others	Total
	(Millions of yen)
Goodwill – gross	127,860	48,670	500,896	263,513	940,939
Accumulated impairment losses	(20,770)	—	—	(11,658)	(32,428)

Balance at beginning of year	107,090	48,670	500,896	251,855	908,511
Goodwill acquired during the year	—	—	8,330	—	8,330
Translation adjustments and other	(2,518)	(1,717)	(319)	(13,626)	(18,180)

Goodwill – gross	124,613	46,953	508,907	249,478	929,951
Accumulated impairment losses	(20,041)	—	—	(11,249)	(31,290)

Balance at end of year	104,572	46,953	508,907	238,229	898,661

	Year ended December 31, 2018
	Office	Imaging System	Medical System	Industry and Others	Total
	(Millions of yen)
Goodwill – gross	135,125	52,561	499,915	283,577	971,178
Accumulated impairment losses	(22,069)	—	—	(12,387)	(34,456)

Balance at beginning of year	113,056	52,561	499,915	271,190	936,722
Goodwill acquired during the year	—	—	1,521	6,106	7,627
Translation adjustments and other	(5,966)	(3,891)	(540)	(25,441)	(35,838)

Goodwill – gross	127,860	48,670	500,896	263,513	940,939
Accumulated impairment losses	(20,770)	—	—	(11,658)	(32,428)
Balance at end of year	107,090	48,670	500,896	251,855	908,511